EMPLOYEE POST-RETIREMENT BENEFITS - Cash Payments, Changes and Balance Sheet Presentation (Details) - CAD ($) $ in Millions		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized (in years)		12 years	12 years	12 years
Expense for savings plan and DC Plans		$ 59	$ 42	$ 52
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Savings and DC Plans		59	42	52
Total cash contributions		185	212	$ 171
Other comprehensive income (loss), defined benefit plan, settlement and curtailment gain (loss)		(27)
Change in Plan Assets
Plan assets at fair value – beginning of year		3,816
Plan assets at fair value – end of year		3,697	3,816
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 12)		192	193
Other long-term liabilities (Note 15)		$ (569)	$ (389)
Pension Benefit Plans
Employee post-retirement benefits
Consecutive period of employment for highest average earnings (in years)		3 years
Expected average remaining service life of employees over which past service costs are amortized (in years)		9 years	9 years	9 years
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans		$ 103	$ 163	$ 111
Total amount outstanding under letters of credit		$ 17	$ 27
Discount rate		3.90%	3.60%
Remeasurement impact on unrealized actuarial gain (loss), recorded in regulated assets		$ 0	$ (2)	0
Change in Benefit Obligation
Benefit obligation – beginning of year		3,646	3,456
Service cost		121	113
Interest cost		134	135
Employee contributions		5	5
Benefits paid		(177)	(166)
Actuarial (gain)/loss		(92)	253
Curtailment		0	(14)
Settlement		(71)	(66)
Foreign exchange rate changes		87	(70)
Benefit obligation – end of year		3,653	3,646	3,456
Change in Plan Assets
Plan assets at fair value – beginning of year		3,451	3,208
Actual return on plan assets		(73)	358
Employer contributions		103	163
Employee contributions		5	5
Benefits paid		(176)	(166)
Settlement		(71)	(57)
Foreign exchange rate changes		82	(60)
Plan assets at fair value – end of year		3,321	3,451	3,208
Funded Status – Plan Deficit		(332)	(195)
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 12)		0	0
Accounts payable and other		(1)	(1)
Other long-term liabilities (Note 15)		(331)	(194)
Net		(332)	(195)
Other Post-Retirement Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
DB Plans and Other post-retirement benefit plans		$ 23	$ 7	8
Discount rate		4.10%	3.70%
Remeasurement impact on unrealized actuarial gain (loss), recorded in regulated assets		$ 0	$ 0	0
Change in Benefit Obligation
Benefit obligation – beginning of year		375	372
Service cost		4	4
Interest cost		14	14
Employee contributions		0	3
Benefits paid		(23)	(19)
Actuarial (gain)/loss		43	19
Curtailment		0	(2)
Settlement		0	0
Foreign exchange rate changes		17	(16)
Benefit obligation – end of year		430	375	372
Change in Plan Assets
Plan assets at fair value – beginning of year		365	354
Actual return on plan assets		(15)	45
Employer contributions		23	7
Employee contributions		0	3
Benefits paid		(27)	(19)
Settlement		0	0
Foreign exchange rate changes		30	(25)
Plan assets at fair value – end of year		376	365	354
Funded Status – Plan Deficit		(54)	(10)
Amounts recognized in the Balance Sheet
Intangible and other assets (Note 12)		192	193
Accounts payable and other		(8)	(8)
Other long-term liabilities (Note 15)		(238)	(195)
Net		(54)	(10)
Canadian | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Letter of credit to the DB Plan		17	27	$ 20
Total amount outstanding under letters of credit		277
U.S. | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Other comprehensive income (loss), defined benefit plan, settlement and curtailment gain (loss)		4	3
Net periodic benefit cost (credit), gain (loss) due to settlement		$ (4)	$ (2)
Discount rate			4.10%
Columbia DB Plan | Pension Benefit Plans
Defined Benefits, Contribution And Other Postretirement Plan Contributions [Abstract]
Discount rate	3.70%
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	$ 16
Remeasurement impact on unrealized actuarial gain (loss), recorded in regulated assets	14
Remeasurement impact recorded in OCI	$ 2